Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (454)	$ 687	$ (668)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	159	145	261
Amortization of operating lease right-of-use assets	841	1,074
Deferred tax	349	209
Impairment of goodwill			77
Write-down of inventories	125	39	419
Write-down of property, plant and equipment			233
Gain on disposal of property, plant and equipment	(9)	(16)	(28)
Share-based compensation expenses	93	181
Changes in operating assets and liabilities:
Accounts receivable	1,017	232	(41)
Inventories	(301)	(559)	878
Prepaid expenses and other current assets	(112)	58	8
Accounts payable	(390)	(121)	270
Accrued expenses and other current liabilities	(87)	(570)	(850)
Operating lease liabilities	(795)	(909)
Income tax payable	(521)	1	(170)
Long-term rental prepayment			(871)
Long-term deposits	(19)	(9)	45
Net cash (used in) provided by operating activities	(104)	442	(437)
Cash flows from investing activities:
Purchase of property, plant and equipment	(88)	(91)	(695)
Payment of long-term loan receivable			(75)
Proceeds from disposal of property, plant and equipment	10	27	34
Net cash used in investing activities	(78)	(64)	(736)
Cash flows from financing activities:
Options exercised	79
Cash dividends paid	(981)	(297)	(1,244)
Net cash used in financing activities	(902)	(297)	(1,244)
Net (decrease) increase in cash and cash equivalents	(1,084)	81	(2,417)
Cash and cash equivalents at the beginning of year	8,827	8,827	11,267
Effect of exchange rate changes on cash and cash equivalents	14	(81)	(23)
Cash and cash equivalents at the end of year	7,757	8,827	8,827
Supplemental disclosure of cash flow information:
Income taxes	$ 27	$ 10	$ 144